Offerings - Offering: 1	Feb. 11, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Medium-Term Notes, Series D
Amount Registered	15,000,000
Proposed Maximum Offering Price per Unit	1.00000
Maximum Aggregate Offering Price	$ 15,000,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,071.5
Offering Note	None